UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Mid Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value($)

Long-Term Investments — 97.6.%

Common Stocks — 97.6%

Aerospace & Defense — 1.0%
763	Alliant Techsystems, Inc. (a) (c)	83,407

Auto Components — 0.6%
1,039	WABCO Holdings, Inc.	48,578

Beverages — 2.6%
1,970	Brown-Forman Corp., Class B (c)	147,582
2,648	Constellation Brands, Inc., Class A (a) (c)	64,097
		211,679

Building Products — 0.4%
1,402	Owens Corning, Inc. (a) (c)	35,115

Capital Markets — 2.9%
383	Affiliated Managers Group, Inc. (a) (c)	48,856
493	Legg Mason, Inc.	41,521
1,099	Northern Trust Corp.	72,844
1,319	T. Rowe Price Group, Inc.	73,427
		236,648

Chemicals — 3.5%
2,379	Albemarle Corp.	105,162
1,255	PPG Industries, Inc.	94,823
1,783	Sigma-Aldrich Corp.	86,889
		286,874

Commercial Banks — 6.7%
1,473	Cullen/Frost Bankers, Inc.	73,812
1,476	M&T Bank Corp.	152,692
6,426	Synovus Financial Corp.	180,252
1,846	Wilmington Trust Corp.	71,805
901	Zions Bancorporation	61,858
		540,419

Commercial Services & Supplies — 1.4%
3,364	Republic Services, Inc.	110,025

Computers & Peripherals — 1.0%
1,694	NCR Corp. (a)	84,336

Construction Materials — 0.6%
557	Vulcan Materials Co. (c)	49,621

Containers & Packaging — 1.3%
1,950	Ball Corp.	104,789

Distributors — 1.7%
2,685	Genuine Parts Co.	134,230

Diversified Telecommunication Services — 2.5%
1,314	CenturyTel, Inc.	60,710
3,230	Citizens Communications Co.	46,249
6,846	Windstream Corp. (c)	96,670
		203,629

Electric Utilities — 4.7%
3,031	American Electric Power Co., Inc.	139,659

2,098	FirstEnergy Corp.	132,887
345	PPL Corp.	15,960
3,725	Westar Energy, Inc. (c)	91,474
		379,980

Electrical Equipment — 1.1%
2,081	Ametek, Inc.	89,945

Electronic Equipment & Instruments — 2.2%
1,691	Amphenol Corp., Class A	67,222
2,591	Arrow Electronics, Inc. (a)	110,157
		177,379

Food & Staples Retailing — 1.4%
2,984	SUPERVALU, Inc.	116,410

Food Products — 1.3%
1,145	Dean Foods Co.	29,287
1,721	Del Monte Foods Co.	18,068
898	Wm. Wrigley, Jr., Co.	57,666
		105,021

Gas Utilities — 3.7%
2,001	Energen Corp.	114,286
860	ONEOK, Inc.	40,759
1,703	Questar Corp.	89,443
2,280	UGI Corp.	59,223
		303,711

Health Care Providers & Services — 4.3%
2,055	Community Health Systems, Inc. (a)	64,612
3,146	Coventry Health Care, Inc. (a)	195,703
274	Henry Schein, Inc. (a) (c)	16,651
2,032	Lincare Holdings, Inc. (a)	74,462
		351,428

Hotels, Restaurants & Leisure — 2.4%
1,737	Applebee's International, Inc. (c)	43,217
1,989	Burger King Holdings, Inc. (c)	50,692
2,168	Hilton Hotels Corp.	100,783
		194,692

Household Durables — 2.1%
1,454	Fortune Brands, Inc.	118,446
1,617	Jarden Corp. (a)	50,017
		168,463

Household Products — 1.2%
1,526	Clorox Co.	93,059

Industrial Conglomerates — 1.2%
2,008	Carlisle Cos., Inc. (c)	97,564

Insurance — 9.7%
303	AMBAC Financial Group, Inc. (c)	19,074
2,972	Assurant, Inc. (c)	158,986
3,106	Cincinnati Financial Corp.	134,516
918	Everest Re Group Ltd. (Bermuda)	101,189
6,595	Old Republic International Corp.	123,589
3,119	OneBeacon Insurance Group Ltd.	67,208
1,640	Principal Financial Group, Inc.	103,455

2,633	W.R. Berkley Corp.	78,028
786,045

Internet & Catalog Retail — 0.6%
2,654	Liberty Media Corp. - Interactive, Class A (a)	50,978

IT Services — 0.5%
2,039	Western Union Co. (The)	42,747

Machinery — 3.2%
713	Crane Co.	34,212
2,726	Dover Corp.	138,910
1,426	Oshkosh Truck Corp.	88,376
		261,498

Media — 4.5%
2,992	Cablevision Systems Corp. (a) (c)	104,530
2,897	Clear Channel Communications, Inc.	108,471
1,363	Clear Channel Outdoor Holdings, Inc., Class A (a) (c)	34,767
1,148	McClatchy Co., Class A (c)	22,935
115	Washington Post Co. (The), Class B (c)	92,266
		362,969

Multi-Utilities — 3.7%
4,741	CMS Energy Corp.	79,737
2,968	PG&E Corp.	141,884
3,748	Xcel Energy, Inc.	80,730
		302,351

Oil, Gas & Consumable Fuels — 5.9%
1,703	Devon Energy Corp.	141,648
2,035	Helix Energy Solutions Group, Inc. (a) (c)	86,415
1,425	Teekay Corp. (Bahamas) (c)	83,781
5,001	Williams Cos., Inc.	170,344
		482,188

Personal Products — 0.1%
186	Estee Lauder Cos., Inc. (The), Class A	7,906

Pharmaceuticals — 1.0%
4,402	Warner Chilcott Ltd., Class A (Bermuda) (a) (c)	78,227

Real Estate Investment Trusts (REITs) — 4.5%
1,418	iStar Financial, Inc. (c)	48,184
910	Plum Creek Timber Co., Inc. (c)	40,745
1,025	Public Storage	80,640
2,717	Rayonier, Inc.	130,537
563	Vornado Realty Trust	61,542
		361,648

Real Estate Management & Development — 1.4%
3,836	Brookfield Properties Co.	95,515
368	Forest City Enterprises, Inc., Class A (c)	20,277
		115,792

Road & Rail — 0.7%
1,105	Norfolk Southern Corp.	57,371

Specialty Retail — 5.4%
2,485	AutoNation, Inc. (a)	44,028
851	AutoZone, Inc. (a)	98,887
2,780	Limited Brands, Inc.	63,630

3,146	Staples, Inc.	67,610
1,283	Tiffany & Co.	67,154
3,399	TJX Cos., Inc.	98,818
		440,127

Textiles, Apparel & Luxury Goods — 2.2%
1,147	Columbia Sportswear Co. (c)	63,413
1,457	V.F. Corp.	117,637
		181,050

Thrifts & Mortgage Finance — 1.0%
4,603	People's United Financial, Inc.	79,543

Wireless Telecommunication Services — 1.4%
1,769	Telephone & Data Systems, Inc.	109,659

Total Long-Term Investments
(Cost $6,487,854)	7,927,101

Short-Term Investment — 2.0%

Investment Company — 2.0%
167,327	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $167,327)	167,327

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan --3.1%

Certificates of Deposit — 0.3%
10,000	Barclays London, FRN, 5.76%, 10/15/07	10,000
10,048	Unicredito Italiano New York, FRN, 5.62%, 05/06/08	10,048
		20,048

Commercial Paper — 0.1%
9,950	Ebbets Funding LLC, 5.98%, 10/19/07	9,950

Corporate Notes — 1.6%
2,000	Alliance And Leister plc (United Kingdom),	2,000
	FRN, 5.83%, 09/02/08
15,000	Anglo Irish Bank Corp plc (Ireland),	15,000
	FRN, 5.80%, 08/04/08
16,050	Banque Federative du Credit Mutuel (France),	16,050
	FRN, 5.81%, 08/01/08
10,000	BCP Finance Bank Ltd. (Cayman Islands),	10,000
	FRN, 5.77%, 08/01/08
5,000	Berkshire Hathaway Finance,	5,000
	FRN, 5.41%, 01/11/08
2,499	Beta Finance Inc.,	2,499
	FRN, 4.89%, 02/20/09
12,000	Caixa Catal (Spain),	12,000
	FRN, 5.75%, 06/30/08
1,000	Citigroup Global Markets Inc.,	1,000
	FRN, 5.40%, 10/05/07
5,000	First Tennessee Bank,	5,000
	FRN, 5.76%, 08/15/08
10,999	Liberty Lighthouse U.S. Capital,	10,999
	FRN, 4.84%, 02/04/08

9,000	Metropolitan Life Global Funding,	9,000
	FRN, 5.13%, 08/21/08
10,000	Morgan Stanley & Co., Inc.,	10,000
	FRN, 5.43%, 12/17/07
15,000	National Rural Utilities Coop.,	15,000
	FRN, 5.70%, 09/04/08
5,000	Pricoa Global Funding I,	5,000
	FRN, 5.12%, 09/26/08
2,000	Sigma Finance Inc.,	2,000
	FRN, 4.87%, 10/24/07
10,000	Wachovia Bank N.A.,	10,000
	FRN, 4.86%, 02/23/09	130,548

Repurchase Agreements — 1.1%
30,687	Banc of America Securities LLC, 5.10%, dated 09/28/07,
	due 10/01/07, repurchase price $30,700, collateralized
	by U.S. Government Agency Mortgages	30,687

30,000	Barclays Capital, 5.12%, dated 09/28/07,	30,000
due 10/01/07, repurchase price $30,013, collateralized
by U.S. Government Agency Mortgages

30,000	Lehman Brothers Inc., 5.24%, dated 9/28/07	30,000
	due 10/01/07, repurchase price $30,013, collateralized
	by U.S. Government Agency Mortgages
		90,687
	Total Investment of Cash Collateral for Securities on Loan
	(Cost $251,233)	251,233

Total Investments — 102.7%
(Cost $6,906,414)	8,345,661

Liabilities in Excess of Other Assets — (2.7)%	(220,455)

NET ASSETS — 100.0%	$8,125,206

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,624,310
Aggregate gross unrealized depreciation	(185,063)
Net unrealized appreciation/depreciation	$1,439,247

Federal income tax cost of investments	$6,906,414

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2007